MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 15:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012, respectively:

	Year ended December 31,
	2014	2013	2012

USA	$185,583	$123,399	$86,759
Australia	107,539	89,894	88,935
Canada	57,898	49,214	40,322
Israel	41,286	42,024	36,373
Europe	23,109	22,973	20,749
Rest of World	31,987	29,050	23,426

	$447,402	$356,554	$296,564

b.	The following table presents total long-lived assets as of December 31, 2014 and 2013:

	December 31,
	2014	2013

Israel	$93,976	$85,491
Australia	1,857	2,019
USA	75,873	4,748
Canada	1,144	1,197
Rest of World	143	179

	$172,993	$93,634